Schedule of Investments (unaudited) March 31, 2020	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 94.1%

Energy Equipment & Services — 1.7%
Baker Hughes Co. (a)	345,050	$3,623,025

Oil, Gas & Consumable Fuels — 92.4%
BP PLC	4,224,800	17,325,669
Cairn Energy PLC (b)	1,801,591	1,707,791
Canadian Natural Resources Ltd.	215,160	2,943,104
Chevron Corp. (a)	314,705	22,803,524
CNOOC Ltd.	3,269,000	3,397,060
Concho Resources, Inc. (a)	85,759	3,674,773
ConocoPhillips (a)(c)	320,100	9,859,080
Enbridge, Inc.	125,050	3,641,405
EOG Resources, Inc. (a)	188,090	6,756,193
Equinor ASA	455,900	5,683,308
Exxon Mobil Corp. (a)(c)	130,362	4,949,845
Galp Energia SGPS SA	300,485	3,436,398
Gazprom PJSC — ADR	87,750	397,923
Hess Corp. (a)	129,740	4,320,342
Kinder Morgan, Inc. (a)	602,349	8,384,698
Kosmos Energy Ltd.	1,580,388	1,415,395
Lukoil PJSC — ADR	6,800	400,736
Lundin Petroleum AB	213,600	4,032,036
Marathon Petroleum Corp. (a)	159,825	3,775,066
Noble Energy, Inc. (a)	176,494	1,066,024
Oil Search Ltd.	975,083	1,414,121
Petroleo Brasileiro SA — ADR (a)	489,391	2,691,651
Pioneer Natural Resources Co. (a)	61,716	4,329,377

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC — ADR, Class A (a)	742,500	$25,905,825
Suncor Energy, Inc.	279,620	4,462,634
TC Energy Corp.	218,290	9,702,295
TOTAL SA	593,863	22,376,030
Valero Energy Corp. (a)	84,918	3,851,880
Williams Cos., Inc. (a)	638,100	9,029,115

		193,733,298

Total Long-Term Investments — 94.1% (Cost — $323,818,003)		197,356,323

Short-Term Securities — 7.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21% (d)(e)	16,333,180	16,333,180

Total Short-Term Securities — 7.8% (Cost — $16,333,180)		16,333,180

Total Investments Before Options Written — 101.9% (Cost — $340,151,183)		213,689,503

Options Written — (1.8)% (Premiums Received — $2,704,866)		(3,790,202)

Total Investments, Net of Options Written — 100.1% (Cost — $337,446,317)		209,899,301

Liabilities in Excess of Other Assets — (0.1)%		(272,501)

Net Assets — 100.0%		$209,626,800

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Annualized 7-day yield as of period end.
(e)

Investments in issuers considered to be an affiliate/affiliates of the during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	12,745,390	3,587,790	(b)	—	16,333,180	$16,333,180	$36,256	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased(sold).

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SCHEDULE OF INVESTMENTS	MARCH 31, 2020	1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Energy and Resources Trust (BGR)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
OTC	Over-the-counter

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Chevron Corp.	134	04/03/20	USD	112.00	USD	971	$(1,206)
ConocoPhillips	43	04/03/20	USD	60.00	USD	132	(43)
EOG Resources, Inc.	101	04/03/20	USD	80.00	USD	363	(2,525)
Hess Corp.	187	04/03/20	USD	62.50	USD	623	(12,716)
Marathon Petroleum Corp.	70	04/03/20	USD	62.50	USD	165	(630)
Royal Dutch Shell PLC – ADR, Class A	547	04/03/20	USD	52.50	USD	1,908	(54,700)
Williams Cos., Inc.	347	04/03/20	USD	20.50	USD	491	(347)
Canadian Natural Resources Ltd.	133	04/09/20	CAD	17.00	CAD	256	(25,800)
Chevron Corp.	161	04/09/20	USD	100.00	USD	1,167	(18,676)
ConocoPhillips	491	04/09/20	USD	51.00	USD	1,512	(2,455)
Kinder Morgan, Inc.	378	04/09/20	USD	20.00	USD	526	(23,814)
Kinder Morgan, Inc.	519	04/09/20	USD	11.00	USD	722	(142,466)
Pioneer Natural Resources Co.	131	04/09/20	USD	121.00	USD	919	(2,620)
Williams Cos., Inc.	396	04/09/20	USD	19.50	USD	560	(17,028)
Baker Hughes Co.	513	04/17/20	USD	24.00	USD	539	(15,390)
Baker Hughes Co.	690	04/17/20	USD	13.00	USD	725	(15,525)
Canadian Natural Resources Ltd.	267	04/17/20	CAD	42.00	CAD	514	(1,328)
Canadian Natural Resources Ltd.	354	04/17/20	CAD	16.00	CAD	681	(96,845)
Chevron Corp.	197	04/17/20	USD	65.00	USD	1,427	(179,270)
Chevron Corp.	134	04/17/20	USD	112.01	USD	971	(850)
Concho Resources, Inc.	157	04/17/20	USD	70.00	USD	673	(10,205)
ConocoPhillips	160	04/17/20	USD	62.50	USD	493	(2,080)
EOG Resources, Inc.	335	04/17/20	USD	67.50	USD	1,203	(8,375)
Exxon Mobil Corp.	52	04/17/20	USD	40.00	USD	197	(7,462)
Exxon Mobil Corp.	221	04/17/20	USD	38.00	USD	839	(52,046)
Hess Corp.	114	04/17/20	USD	37.50	USD	380	(10,146)
Hess Corp.	153	04/17/20	USD	38.00	USD	509	(11,628)
Kinder Morgan, Inc.	522	04/17/20	USD	16.00	USD	727	(5,220)
Marathon Petroleum Corp.	245	04/17/20	USD	45.00	USD	579	(2,450)
Marathon Petroleum Corp.	163	04/17/20	USD	25.00	USD	385	(25,265)
Noble Energy, Inc.	340	04/17/20	USD	10.00	USD	205	(1,700)
Petroleo Brasileiro SA—ADR	304	04/17/20	USD	16.00	USD	167	(1,520)
Petroleo Brasileiro SA—ADR	632	04/17/20	USD	8.00	USD	348	(2,528)

2	MARCH 31, 2020	SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Energy and Resources Trust (BGR)

Exchange-Traded Options Written (Continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (Continued)
Petroleo Brasileiro SA — ADR	507	04/17/20	USD	7.00	USD	279	$(4,309)
Pioneer Natural Resources Co.	73	04/17/20	USD	70.00	USD	512	(38,690)
Royal Dutch Shell PLC — ADR, Class A	1,398	04/17/20	USD	30.00	USD	4,878	(719,970)
Royal Dutch Shell PLC — ADR, Class A	400	04/17/20	USD	36.00	USD	1,396	(100,000)
TC Energy Corp.	167	04/17/20	CAD	72.00	CAD	1,045	(1,780)
TC Energy Corp.	201	04/17/20	CAD	74.00	CAD	1,257	(1,714)
TC Energy Corp.	125	04/17/20	CAD	76.00	CAD	782	(622)
TC Energy Corp.	271	04/17/20	CAD	62.00	CAD	1,695	(51,415)
Valero Energy Corp.	130	04/17/20	USD	39.00	USD	590	(103,025)
Williams Cos., Inc.	354	04/17/20	USD	23.00	USD	501	(13,098)
Williams Cos., Inc.	387	04/17/20	USD	16.00	USD	548	(17,028)
Chevron Corp.	454	04/24/20	USD	60.00	USD	3,290	(627,655)
Concho Resources, Inc.	143	04/24/20	USD	47.00	USD	613	(40,040)
EOG Resources, Inc.	222	04/24/20	USD	42.00	USD	797	(22,200)
Marathon Petroleum Corp.	114	04/24/20	USD	27.50	USD	269	(25,308)
Valero Energy Corp.	167	04/24/20	USD	51.00	USD	758	(27,304)
ConocoPhillips	297	05/15/20	USD	50.00	USD	915	(6,534)
ConocoPhillips	129	05/15/20	USD	30.00	USD	397	(54,825)
Enbridge, Inc.	75	05/15/20	CAD	38.00	CAD	307	(23,316)
Exxon Mobil Corp.	183	05/15/20	USD	37.50	USD	695	(67,253)
Kinder Morgan, Inc.	588	05/15/20	USD	16.00	USD	818	(21,168)
Noble Energy, Inc.	340	05/15/20	USD	10.00	USD	205	(11,050)
Pioneer Natural Resources Co.	12	05/15/20	USD	80.00	USD	84	(7,920)
Suncor Energy, Inc.	163	05/15/20	CAD	16.00	CAD	366	(81,077)
Williams Cos., Inc.	375	05/15/20	USD	12.00	USD	531	(115,875)
Williams Cos., Inc.	374	05/15/20	USD	16.00	USD	529	(31,416)

							$(2,969,451)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		$ Value
Call
Galp Energia SGPS SA	Credit Suisse International	50,700	04/01/20	EUR	14.95	EUR	527	$—
Lundin Petroleum AB	UBS AG	20,700	04/01/20	SEK	319.65	SEK	3,943	—
TOTAL SA	Credit Suisse International	31,800	04/01/20	EUR	45.07	EUR	1,125	—
Suncor Energy, Inc.	Credit Suisse International	13,000	04/06/20	CAD	39.96	CAD	292	(2)
TOTAL SA	Credit Suisse International	31,300	04/07/20	EUR	45.46	EUR	1,108	(1)
Statoil ASA	Morgan Stanley & Co. International PLC	33,400	04/08/20	NOK	163.38	NOK	4,380	(12)
BP PLC	Credit Suisse International	506,800	04/14/20	GBP	4.29	GBP	1,744	(289)
CNOOC Ltd.	Goldman Sachs International	977,000	04/14/20	HKD	11.53	HKD	7,943	(17)
Suncor Energy, Inc.	Credit Suisse International	70,400	04/14/20	CAD	40.89	CAD	1,581	(1,138)
Statoil ASA	Credit Suisse International	18,300	04/15/20	NOK	151.77	NOK	2,400	(1,564)
Lundin Petroleum AB	Credit Suisse International	15,600	04/16/20	SEK	287.78	SEK	2,972	(148)
Oil Search Ltd.	Morgan Stanley & Co. International PLC	161,700	04/16/20	AUD	6.03	AUD	385	(7)
Suncor Energy, Inc.	Credit Suisse International	36,000	04/20/20	CAD	40.07	CAD	809	(199)
BP PLC	Credit Suisse International	595,000	04/21/20	GBP	4.26	GBP	2,048	(12,244)
TOTAL SA	Credit Suisse International	53,000	04/21/20	EUR	40.86	EUR	1,876	(12,701)
BP PLC	Credit Suisse International	304,000	04/22/20	GBP	3.44	GBP	1,046	(69,079)
CNOOC Ltd.	JPMorgan Chase Bank N.A.	167,000	04/22/20	HKD	7.87	HKD	1,358	(14,262)

SCHEDULE OF INVESTMENTS	MARCH 31, 2020	3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Energy and Resources Trust (BGR)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Oil Search Ltd.	UBS AG	162,600	04/22/20	AUD	5.46	AUD	387	$(87)
Statoil ASA	Credit Suisse International	33,400	04/22/20	NOK	124.22	NOK	4,380	(33,854)
TOTAL SA	Credit Suisse International	67,000	04/22/20	EUR	32.68	EUR	2,371	(212,861)
Enbridge, Inc.	Credit Suisse International	36,200	04/27/20	CAD	52.47	CAD	1,483	(450)
Gazprom PJSC—ADR	Credit Suisse International	30,000	04/28/20	USD	4.88	USD	139	(8,985)
Lundin Petroleum AB	UBS AG	38,000	04/28/20	SEK	190.35	SEK	7,239	(43,876)
Statoil ASA	UBS AG	34,000	04/28/20	NOK	115.21	NOK	4,459	(56,769)
TOTAL SA	Credit Suisse International	21,100	04/28/20	EUR	34.12	EUR	747	(53,445)
BP PLC	Credit Suisse International	97,600	05/05/20	GBP	2.50	GBP	336	(106,428)
Galp Energia SGPS SA	Morgan Stanley & Co. International PLC	55,400	05/05/20	EUR	9.13	EUR	576	(89,825)
Statoil ASA	Credit Suisse International	44,400	05/06/20	NOK	107.43	NOK	5,823	(102,508)

								$(820,751)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Energy Equipment & Services	$3,623,025	$—	$—	$3,623,025
Oil, Gas & Consumable Fuels	133,562,226	60,171,072	—	193,733,298
Short-Term Securities	16,333,180	—	—	16,333,180

	$153,518,431	$60,171,072	$—	$213,689,503

Derivative Financial Instruments (a)
Liabilities:
Equity contracts	$(2,968,601)	$(821,601)	$—	$(3,790,202)

(a)	Derivative financial instruments are options written. Options written are shown at value.

4	MARCH 31, 2020	SCHEDULE OF INVESTMENTS